OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Defined benefit plans	$ 96,488	$ 78,891
Asset retirement obligation	17,538	17,053
Deferred revenues	12,182	14,236
Stock-based compensation	3,392	1,151
Other	1,473	1,536
Total other liabilities	131,073	112,867	$ 115,612
Current portion of stock-based compensation	$ 779	$ 4,062